FINANCIAL RISK MANAGEMENT - Credit risk and impairment credit losses on financial assets (Details) - Credit risk - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit risk exposure
Number of days for significant increase in credit risk	30 days
Exposure to credit risk	₽ 412,138	₽ 354,857
Deposits and loans issued
Credit risk exposure
Exposure to credit risk	238,816	208,018
Cash and Cash equivalents
Credit risk exposure
Exposure to credit risk	78,292	40,590
Trade and other receivables
Credit risk exposure
Exposure to credit risk	38,058	39,795
Securities (notes, shares and other)
Credit risk exposure
Exposure to credit risk	49,305	54,988
Derivative instruments
Credit risk exposure
Exposure to credit risk	2,208	5,171
Contingent consideration
Credit risk exposure
Exposure to credit risk	843	1,867
Investments in equity
Credit risk exposure
Exposure to credit risk	473	1,228
Call and put options
Credit risk exposure
Exposure to credit risk	112	112
Other
Credit risk exposure
Exposure to credit risk	₽ 4,031	₽ 3,088